Current and Deferred Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current tax
Deferred tax		1,378	(2,501)
Income tax (expense) credit		$ 1,378	$ (2,501)